INCOME TAXES (Current and Deferred Portion of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current income tax expenses		235,594	185,001	133,180
Deferred income tax provision/(benefit)		(99,289)	(15,559)	6,789
Income tax expenses	$ 21,878	136,305	169,442	139,969